Cover Page	Sep. 08, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2020
Entity Registrant Name	Slack Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38926
Entity Tax Identification Number	26-4400325
Entity Address, Address Line One	500 Howard Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	630-7943
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WORK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001764925
Amendment Flag	false